Risk Management - Potential Immediate Impact on Contractual Service Margin, Other Comprehensive Income to Shareholders and Total Comprehensive Income to Shareholders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Percentage of equity hedges in the dynamic program offset against hedged variable annuity liability	95.00%	95.00%
-30%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees reported in CSM	$ (2,970)	$ (3,420)
Impact of risk mitigation - hedging	870	940
Impact of risk mitigation - reinsurance	1,400	1,670
VA net of risk mitigation	(700)	(810)
General fund equity	(1,410)	(1,140)
Contractual service margin (pre-tax)	(2,110)	(1,950)
Other comprehensive income attributed to shareholders (post-tax)	(920)	(840)
Total comprehensive income attributed to shareholders (post-tax)	(2,270)	(2,090)
-20%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees reported in CSM	(1,820)	(2,110)
Impact of risk mitigation - hedging	510	560
Impact of risk mitigation - reinsurance	850	1,020
VA net of risk mitigation	(460)	(530)
General fund equity	(910)	(740)
Contractual service margin (pre-tax)	(1,370)	(1,270)
Other comprehensive income attributed to shareholders (post-tax)	(620)	(560)
Total comprehensive income attributed to shareholders (post-tax)	(1,510)	(1,380)
-10%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees reported in CSM	(840)	(970)
Impact of risk mitigation - hedging	220	250
Impact of risk mitigation - reinsurance	390	470
VA net of risk mitigation	(230)	(250)
General fund equity	(440)	(370)
Contractual service margin (pre-tax)	(670)	(620)
Other comprehensive income attributed to shareholders (post-tax)	(300)	(280)
Total comprehensive income attributed to shareholders (post-tax)	(750)	(680)
+10%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees reported in CSM	730	840
Impact of risk mitigation - hedging	(180)	(190)
Impact of risk mitigation - reinsurance	(330)	(400)
VA net of risk mitigation	220	250
General fund equity	440	370
Contractual service margin (pre-tax)	660	620
Other comprehensive income attributed to shareholders (post-tax)	300	270
Total comprehensive income attributed to shareholders (post-tax)	740	660
+20%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees reported in CSM	1,390	1,580
Impact of risk mitigation - hedging	(320)	(350)
Impact of risk mitigation - reinsurance	(630)	(740)
VA net of risk mitigation	440	490
General fund equity	880	750
Contractual service margin (pre-tax)	1,320	1,240
Other comprehensive income attributed to shareholders (post-tax)	580	530
Total comprehensive income attributed to shareholders (post-tax)	1,470	1,320
+30%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees reported in CSM	1,980	2,250
Impact of risk mitigation - hedging	(430)	(470)
Impact of risk mitigation - reinsurance	(890)	(1,050)
VA net of risk mitigation	660	730
General fund equity	1,300	1,110
Contractual service margin (pre-tax)	1,960	1,840
Other comprehensive income attributed to shareholders (post-tax)	860	790
Total comprehensive income attributed to shareholders (post-tax)	$ 2,190	$ 1,970